Risk/Return Detail Data - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO	Oct. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Advisor Series II
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity Advisor® Mortgage Securities Fund/A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor® Mortgage Securities Fund seeks a high level of current income, consistent with prudent investment risk. In seeking current income, the fund may also consider the potential for capital gain.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 865% of the average value of its portfolio.
Portfolio Turnover, Rate	865.00%
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade mortgage-related securities (those of medium and high quality) and repurchase agreements for those securities.Investing in U.S. Government securities and instruments related to U.S. Government securities.Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. MBS Index.Allocating assets across different market sectors and maturities.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	(2.94%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2014
Highest Quarterly Return	2.29%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Sep. 30, 2022
Lowest Quarterly Return	(5.48%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual operating expenses	0.80%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.80%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
1 year	$ 478
3 years	645
5 years	826
10 years	1,350
1 Year	478
3 Years	645
5 Years	826
10 Years	$ 1,350
2013	(2.06%)
2014	5.88%
2015	1.11%
2016	1.61%
2017	1.90%
2018	0.43%
2019	6.05%
2020	4.06%
2021	(1.39%)
2022	(12.49%)
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.30%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.30%
Total annual operating expenses	1.60%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.60%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 263
3 years	505
5 years	871
10 years	1,686
1 Year	163
3 Years	505
5 Years	871
10 Years	$ 1,686
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.30%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.24%
Total annual operating expenses	0.79%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.79%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
1 year	$ 477
3 years	642
5 years	821
10 years	1,339
1 Year	477
3 Years	642
5 Years	821
10 Years	$ 1,339
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.52%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.52%
1 year	$ 53
3 years	167
5 years	291
10 years	653
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Fidelity Advisor Mortgage Securities Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.40%
Fee waiver and/or expense reimbursement	0.04%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
1 year	$ 37
3 years	123
5 years	219
10 years	500
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Return Before Taxes | Fidelity Advisor Mortgage Securities Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(15.99%)
Past 5 years	(1.69%)
Past 10 years	(0.03%)
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Return Before Taxes | Fidelity Advisor Mortgage Securities Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(14.07%)
Past 5 years	(1.67%)
Past 10 years	(0.21%)
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Return Before Taxes | Fidelity Advisor Mortgage Securities Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(15.96%)
Past 5 years	(1.71%)
Past 10 years	(0.03%)
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Return Before Taxes | Fidelity Advisor Mortgage Securities Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(12.24%)
Past 5 years	(0.61%)
Past 10 years	0.67%
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | Return Before Taxes | Fidelity Advisor Mortgage Securities Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(12.17%)
Since Inception	(0.30%)	[4]
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | After Taxes on Distributions | Fidelity Advisor Mortgage Securities Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(16.49%)
Past 5 years	(2.37%)
Past 10 years	(0.81%)
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | After Taxes on Distributions and Sales | Fidelity Advisor Mortgage Securities Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(9.46%)
Past 5 years	(1.53%)
Past 10 years	(0.34%)
FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO | Fidelity Advisor Mortgage Securities Fund | LB006
Risk/Return:
Label	Bloomberg U.S. MBS Index
Past 1 year	(11.81%)
Past 5 years	(0.53%)
Past 10 years	0.74%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
[2]	BOn Class C shares redeemed less than one year after purchase.
[3]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[4]	AFrom October 2, 2018.